Loans and Financing - Summary of Loans and Financing (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Feb. 28, 2025	Dec. 31, 2023
Disclosure of detailed information about loans and financing [line items]
Loans and financing	$ 2,491.1		$ 2,886.4
Current	113.8		127.1
Non-current	$ 2,377.3		2,759.3
Working capital [member]
Disclosure of detailed information about loans and financing [line items]
Effective interest rate	CDI
Interest rate	2.60%
2025-35 | Property, plant and equipment [member] | Guaranteed Notes [member] | Other currencies [member]
Disclosure of detailed information about loans and financing [line items]
Loans and financing	$ 20.0		20.5
2025-35 | Bottom of range [member] | Property, plant and equipment [member] | Guaranteed Notes [member] | Other currencies [member]
Disclosure of detailed information about loans and financing [line items]
Borrowings, maturity	2025
2025-35 | Top of range [member] | Property, plant and equipment [member] | Guaranteed Notes [member] | Other currencies [member]
Disclosure of detailed information about loans and financing [line items]
Borrowings, maturity	2035
2027 [member] | Guaranteed Notes [member]
Disclosure of detailed information about loans and financing [line items]
Interest rate	5.40%
2027 [member] | Guaranteed Notes [member] | Other currencies [member]
Disclosure of detailed information about loans and financing [line items]
Borrowings, maturity	2027
Loans and financing	$ 533.2		532.9
2027 [member] | Working capital [member]
Disclosure of detailed information about loans and financing [line items]
Effective interest rate	SOFR 6M
Interest rate	2.60%
2027 [member] | Working capital [member] | Other currencies [member]
Disclosure of detailed information about loans and financing [line items]
Borrowings, maturity	2027
Loans and financing	$ 0.0		102.4
2027 [member] | Export financing [member]
Disclosure of detailed information about loans and financing [line items]
Interest rate	5.49%
2027 [member] | Export financing [member] | Other currencies [member]
Disclosure of detailed information about loans and financing [line items]
Borrowings, maturity	2027
Loans and financing	$ 372.7		401.0
2028 [member] | Guaranteed Notes [member]
Disclosure of detailed information about loans and financing [line items]
Interest rate	6.95%
2028 [member] | Guaranteed Notes [member] | Other currencies [member]
Disclosure of detailed information about loans and financing [line items]
Borrowings, maturity	2028
Loans and financing	$ 491.9		491.2
2028 [member] | Projects [member] | Secured Overnight Financing Rate [Member]
Disclosure of detailed information about loans and financing [line items]
Effective interest rate	SOFR 3M
Interest rate	3.90%
2028 [member] | Projects [member] | Other currencies [member]
Disclosure of detailed information about loans and financing [line items]
Borrowings, maturity	2028
Loans and financing	$ 50.0		0.0
2028 [member] | Export financing [member]
Disclosure of detailed information about loans and financing [line items]
Interest rate	5.44%
2028 [member] | Export financing [member] | Other currencies [member]
Disclosure of detailed information about loans and financing [line items]
Borrowings, maturity	2028
Loans and financing	$ 0.0		170.0
2028 [member] | Export financing one [member]
Disclosure of detailed information about loans and financing [line items]
Interest rate	4.99%
2028 [member] | Export financing one [member] | Other currencies [member]
Disclosure of detailed information about loans and financing [line items]
Borrowings, maturity	2028
Loans and financing	$ 0.0		30.5
2028 [member] | Export financing two [member] | Secured Overnight Financing Rate [Member]
Disclosure of detailed information about loans and financing [line items]
Effective interest rate	SOFR 12M
Interest rate	1.77%
2028 [member] | Export financing two [member] | Other currencies [member]
Disclosure of detailed information about loans and financing [line items]
Borrowings, maturity	2028
Loans and financing	$ 0.0		165.8
2028 [member] | Other [Member]
Disclosure of detailed information about loans and financing [line items]
Interest rate	10.50%
2028 [member] | Other [Member] | Other currencies [member]
Disclosure of detailed information about loans and financing [line items]
Borrowings, maturity	2028
Loans and financing	$ 10.0		10.0
2030 [member] | Guaranteed Notes [member]
Disclosure of detailed information about loans and financing [line items]
Interest rate	7.00%
2030 [member] | Guaranteed Notes [member] | Other currencies [member]
Disclosure of detailed information about loans and financing [line items]
Borrowings, maturity	2030
Loans and financing	$ 761.7		760.3
2026 [member] | Working capital [member] | Local currency [member]
Disclosure of detailed information about loans and financing [line items]
Borrowings, maturity	2026
Loans and financing	$ 3.3		4.3
2026 [member] | Projects [member]
Disclosure of detailed information about loans and financing [line items]
Interest rate	4.55%
2026 [member] | Export financing [member]
Disclosure of detailed information about loans and financing [line items]
Interest rate	5.92%
2026 [member] | Export financing [member] | Other currencies [member]
Disclosure of detailed information about loans and financing [line items]
Borrowings, maturity	2026
Loans and financing	$ 30.5		30.5
2024-25
Disclosure of detailed information about loans and financing [line items]
Loans and financing	$ 2,025.0
2024-25 | Working capital [member]
Disclosure of detailed information about loans and financing [line items]
Interest rate	4.52%
2024-25 | Working capital [member] | Other currencies [member]
Disclosure of detailed information about loans and financing [line items]
Loans and financing	$ 22.0		30.7
2024-25 | Bottom of range [member] | Working capital [member]
Disclosure of detailed information about loans and financing [line items]
Interest rate	3.96%
2024-25 | Bottom of range [member] | Working capital [member] | Other currencies [member]
Disclosure of detailed information about loans and financing [line items]
Borrowings, maturity	2024
2024-25 | Top of range [member] | Working capital [member] | Other currencies [member]
Disclosure of detailed information about loans and financing [line items]
Borrowings, maturity	2025
2025 [member] | Working capital one [member]
Disclosure of detailed information about loans and financing [line items]
Borrowings, maturity	2025
Loans and financing	$ 10.7		22.4
2025 [member] | Working capital one [member] | London inter bank offered rate one [member]
Disclosure of detailed information about loans and financing [line items]
Effective interest rate	Euribor 1M
Interest rate	1.40%
2025 [member] | Working capital one [member] | Secured Overnight Financing Rate [Member]
Disclosure of detailed information about loans and financing [line items]
Effective interest rate	SOFR 6M
Interest rate	0.50%
2025 [member] | Working capital one [member] | Other currencies [member]
Disclosure of detailed information about loans and financing [line items]
Borrowings, maturity	2025
Loans and financing	$ 0.0		2.9
2024-26 | Working capital [member] | London inter bank offered rate one [member]
Disclosure of detailed information about loans and financing [line items]
Effective interest rate	Euribor 12M
Interest rate	1.31%
2024-26 | Working capital [member] | Other currencies [member]
Disclosure of detailed information about loans and financing [line items]
Loans and financing		$ 1.2	2.3
2024-26 | Bottom of range [member] | Working capital [member] | Other currencies [member]
Disclosure of detailed information about loans and financing [line items]
Borrowings, maturity	2024
2024-26 | Top of range [member] | Working capital [member]
Disclosure of detailed information about loans and financing [line items]
Borrowings, maturity	2026
2024-30 | Other currencies [member]
Disclosure of detailed information about loans and financing [line items]
Loans and financing	$ 26.0		25.2
2024-30 | Bottom of range [member] | Other currencies [member]
Disclosure of detailed information about loans and financing [line items]
Borrowings, maturity	2024
2024-30 | Bottom of range [member] | Working capital [member]
Disclosure of detailed information about loans and financing [line items]
Interest rate	4.35%
2024-30 | Top of range [member] | Working capital [member]
Disclosure of detailed information about loans and financing [line items]
Interest rate	4.50%
2024-30 | Top of range [member] | Working capital [member] | Other currencies [member]
Disclosure of detailed information about loans and financing [line items]
Borrowings, maturity	2030
2024-31 | Other currencies [member]
Disclosure of detailed information about loans and financing [line items]
Loans and financing	$ 66.8		57.6
2024-31 | Working capital [member] | Secured Overnight Financing Rate [Member]
Disclosure of detailed information about loans and financing [line items]
Effective interest rate	SOFR 6M
Interest rate	0.75%
2024-31 | Bottom of range [member] | Other currencies [member]
Disclosure of detailed information about loans and financing [line items]
Borrowings, maturity	2024
2024-31 | Top of range [member] | Working capital [member] | Other currencies [member]
Disclosure of detailed information about loans and financing [line items]
Borrowings, maturity	2031
2029 [member] | Projects One [member]
Disclosure of detailed information about loans and financing [line items]
Interest rate	5.69%
2035 [member] | Projects [member]
Disclosure of detailed information about loans and financing [line items]
Interest rate	4.55%
2026-35 | Projects [member] | Local currency [member]
Disclosure of detailed information about loans and financing [line items]
Loans and financing	$ 13.0		13.2
2026-35 | Bottom of range [member] | Projects [member] | Local currency [member]
Disclosure of detailed information about loans and financing [line items]
Borrowings, maturity	2026
2026-35 | Top of range [member] | Projects [member] | Local currency [member]
Disclosure of detailed information about loans and financing [line items]
Borrowings, maturity	2035
2029-40 | Projects [member]
Disclosure of detailed information about loans and financing [line items]
Effective interest rate	TR
Interest rate	2.20%
2029-40 | Projects [member] | Local currency [member]
Disclosure of detailed information about loans and financing [line items]
Loans and financing	$ 7.4		0.0
2029-40 | Projects One [member] | Other currencies [member]
Disclosure of detailed information about loans and financing [line items]
Loans and financing	$ 0.9		0.0
2029-40 | Bottom of range [member] | Projects [member] | Local currency [member]
Disclosure of detailed information about loans and financing [line items]
Borrowings, maturity	2029
2029-40 | Bottom of range [member] | Projects One [member] | Other currencies [member]
Disclosure of detailed information about loans and financing [line items]
Borrowings, maturity	2029
2029-40 | Top of range [member] | Projects [member] | Other currencies [member]
Disclosure of detailed information about loans and financing [line items]
Borrowings, maturity	2040
2029-40 | Top of range [member] | Projects [member] | Local currency [member]
Disclosure of detailed information about loans and financing [line items]
Borrowings, maturity	2040
2027-35 | Projects [member] | Other currencies [member]
Disclosure of detailed information about loans and financing [line items]
Loans and financing	$ 69.8		$ 12.7
2027-35 | Bottom of range [member] | Projects [member]
Disclosure of detailed information about loans and financing [line items]
Interest rate	5.30%
2027-35 | Bottom of range [member] | Projects [member] | Other currencies [member]
Disclosure of detailed information about loans and financing [line items]
Borrowings, maturity	2027
2027-35 | Top of range [member] | Projects [member]
Disclosure of detailed information about loans and financing [line items]
Interest rate	5.77%
2027-35 | Top of range [member] | Projects [member] | Other currencies [member]
Disclosure of detailed information about loans and financing [line items]
Borrowings, maturity	2035